Business, Going Concern, Liquidity and Summary of Significant Accounting Policies - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Allowance for doubtful accounts	$ (36,523)	$ (46,363)
Accounts receivable, net	499,383	544,859
Accounts Receivable Trade [Member]
Accounts Receivable, Gross, Current	529,542	585,835
Harmonized Sales Tax [Member]
Accounts Receivable, Gross, Current	$ 6,364	$ 5,387